Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 80.4%
16,450	AllianceBernstein National Municipal Income Fund, Inc.	$207,105
151,225	BlackRock California Municipal Income Trust	1,857,043
38,191	BlackRock Municipal Income Trust	465,166
349,812	BlackRock Municipal Income Trust II	4,309,684
108,824	BlackRock MuniHoldings Fund, Inc.	1,548,566
212,109	BlackRock MuniHoldings Investment Quality Fund	2,600,456
11,274	BlackRock MuniHoldings Quality Fund II, Inc.	136,303
31,930	BlackRock MuniVest Fund II, Inc.	412,216
476,428	BlackRock MuniVest Fund, Inc.	3,887,652
138,442	BlackRock MuniYield California Fund, Inc.	1,802,515
285,838	BlackRock MuniYield Fund, Inc.	3,610,134
69,610	BlackRock MuniYield Quality Fund II, Inc.	845,761
151,206	BlackRock MuniYield Quality Fund III, Inc.	1,897,635
84,937	BlackRock MuniYield Quality Fund, Inc.	1,171,281
86,385	BlackRock New York Municipal Income Trust	1,052,169
356,164	BNY Mellon Municipal Income, Inc.	2,703,285
179,522	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,269,221
488,300	BNY Mellon Strategic Municipals, Inc.	3,510,877
23,323	Delaware Investments National Municipal Income Fund	295,036
176,363	DTF Tax-Free Income 2028 Term, Inc.	2,290,955
248,731	DWS Municipal Income Trust	2,589,290
77,997	DWS Strategic Municipal Income Trust	806,489
96,800	Eaton Vance California Municipal Bond Fund	971,872
93,784	Eaton Vance Municipal Bond Fund	1,078,516
131,289	Eaton Vance Municipal Income Trust	1,554,462
40,989	Federated Hermes Premier Municipal Income Fund	520,970
131,585	Invesco California Value Municipal Income Trust	1,457,962
151,905	Invesco Municipal Opportunity Trust	1,739,312
71,651	Invesco Municipal Trust	824,703
179,715	Invesco Trust for Investment Grade New York Municipals	2,082,897
299,921	MFS High Income Municipal Trust	1,316,653
715,718	MFS High Yield Municipal Trust	2,769,829
137,264	MFS Investment Grade Municipal Trust	1,172,235
214,950	MFS Municipal Income Trust	1,315,494
78,002	Nuveen AMT-Free Municipal Credit Income Fund	1,153,650
30,286	Nuveen AMT-Free Quality Municipal Income Fund	397,958
172,226	Nuveen Enhanced Municipal Value Fund	2,242,382
43,674	Nuveen Municipal Credit Opportunities Fund	589,599
88,823	Nuveen New Jersey Quality Municipal Income Fund	1,188,452
166,943	Nuveen New York AMT-Free Quality Municipal Income Fund	2,026,688
228,231	Nuveen Ohio Quality Municipal Income Fund	3,165,564
12,023	Nuveen Quality Municipal Income Fund	160,627
45,768	PIMCO California Municipal Income Fund II	346,464
7,236	PIMCO Municipal Income Fund III	75,037

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
371,887	Pioneer Municipal High Income Advantage Trust	$3,655,649
160,355	Pioneer Municipal High Income Opportunities Fund, Inc.	2,386,082
426,077	Pioneer Municipal High Income Trust	4,473,808
149,215	Putnam Municipal Opportunities Trust	1,738,355
71,204	RiverNorth Flexible Municipal Income Fund II, Inc.	1,167,746
23,310	RiverNorth Flexible Municipal Income Fund, Inc.	433,100
98,572	RiverNorth Opportunistic Municipal Income Fund, Inc.	1,828,511
105,201	Western Asset Intermediate Muni Fund, Inc.	903,677
712,421	Western Asset Managed Municipals Fund, Inc.	8,278,332
167,676	Western Asset Municipal Partners Fund, Inc.	2,258,596
	TOTAL CLOSED-END FUNDS
	(Cost $ 101,521,772)	94,544,021
	MUTUAL FUNDS — 15.4%
717,733	Invesco Rochester Municipal Opportunities Fund - Class Y	5,339,934
448,229	Invesco Rochester New York Municipals Fund - Class Y	7,238,901
325,908	Nuveen High Yield Municipal Bond Fund - Class I	5,524,131
	TOTAL MUTUAL FUNDS
	(Cost $ 19,745,712)	18,102,966
	TOTAL INVESTMENTS — 95.8%
	(Cost $121,267,484)	112,646,987
	Other Assets in Excess of Liabilities — 4.2%	4,940,095
	TOTAL NET ASSETS — 100.0%	$117,587,082

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2022	(Depreciation)
(40)	Ultra Long Term U.S. Treasury Bond	June 2022	$(7,292,500)	$(7,085,000)	$207,500
(175)	U.S. 5 Year Treasury Note	June 2022	(20,578,906)	(20,070,312)	508,594
(175)	U.S. 10 Year Treasury Note	June 2022	(22,116,992)	(21,503,125)	613,867
(40)	U.S. Treasury Long Bond	June 2022	(6,163,438)	(6,002,501)	160,937
TOTAL FUTURES CONTRACTS			$(56,151,836)	$(54,660,938)	$1,490,898

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 49.4%
18,210	Allspring Income Opportunities Fund	$143,859
37,355	Blackstone Long-Short Credit Income Fund	502,051
94,686	BNY Mellon High Yield Strategies Fund	263,227
15,000	Cohen & Steers Select Preferred and Income Fund, Inc.	346,200
332,806	Credit Suisse High Yield Bond Fund	725,517
36,018	DoubleLine Yield Opportunities Fund	603,302
58,803	PGIM High Yield Bond Fund, Inc.	843,823
44,447	PGIM Short Duration High Yield Opportunities Fund	743,598
26,550	Pioneer High Income Fund, Inc.	215,586
12,435	Principal Real Estate Income Fund	195,478
69,000	Saba Capital Income & Opportunities Fund	311,880
58,549	Special Opportunities Fund, Inc.	878,821
131,661	Virtus AllianzGI Convertible & Income Fund II	570,092
40,000	Western Asset Diversified Income Fund	648,400
198,818	Western Asset High Income Opportunity Fund, Inc.	888,717
	TOTAL CLOSED-END FUNDS
	(Cost $ 8,078,404)	7,880,551
	COMMON STOCKS — 16.0%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 16.0%
25,000	Altitude Acquisition Corp. - Class A*	248,750
18,230	Fintech Evolution Acquisition Group - Class A1,*	178,654
26,039	Flame Acquisition Corp. - Class A*	253,880
10,163	Ibere Pharmaceuticals - Class A1,*	99,699
8,923	Jack Creek Investment Corp. - Class A1,*	87,535
6,383	Kairos Acquisition Corp. - Class A1,*	62,617
7,178	Kingswood Acquisition Corp. - Class A*	73,287
34,083	Lakeshore Acquisition I Corp. - Class A1,*	337,763
12,210	Marlin Technology Corp. - Class A1,*	119,902
25,000	Medicus Sciences Acquisition Corp. - Class A1,*	244,500
19,900	Mountain Crest Acquisition Corp. IV*	197,607
1,200	Newbury Street Acquisition Corp.*	11,700
28,646	OceanTech Acquisitions I Corp. - Class A*	288,465
35,000	Provident Acquisition Corp. - Class A1,*	345,100
		2,549,459
	TOTAL COMMON STOCKS
	(Cost $ 2,498,837)	2,549,459
	UNIT TRUST FUNDS — 30.6%
27,684	Advanced Merger Partners, Inc.*	273,241
28,607	AF Acquisition Corp.*	282,065
17,500	Ares Acquisition Corp.1,*	173,162
10,000	Black Mountain Acquisition Corp.*	100,704
20,000	BOA Acquisition Corp.*	199,400
20,000	Build Acquisition Corp.*	196,200

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	UNIT TRUST FUNDS (Continued)
17,000	Churchill Capital Corp. VII*	$168,300
3,131	Clarim Acquisition Corp.*	30,872
25,000	Colombier Acquisition Corp.*	244,000
3,626	DHB Capital Corp.*	35,644
2,569	Digital Transformation Opportunities Corp.*	25,202
1,000	Forest Road Acquisition Corp. II*	9,870
11,409	Fortress Capital Acquisition Corp.1,*	113,405
5,000	Fusion Acquisition Corp. II*	49,125
5,000	GigCapital5, Inc.*	50,750
20,000	Global Partner Acquisition Corp. II1,*	197,000
45,000	Golden Arrow Merger Corp.*	442,800
25,000	Hudson Executive Investment Corp. III*	246,250
10,000	Industrial Tech Acquisitions II, Inc.*	100,450
22,786	InterPrivate II Acquisition Corp.*	224,898
900	InterPrivate IV InfraTech Partners, Inc.*	8,870
1,000	Live Oak Mobility Acquisition Corp.*	9,890
20,000	Motive Capital Corp. II1,*	204,000
17,500	Noble Rock Acquisition Corp.1,*	172,200
22,219	Northern Star Investment Corp. III*	218,413
1,018	Northern Star Investment Corp. IV*	9,992
24,815	Orion Acquisition Corp.*	243,931
12,597	Pine Technology Acquisition Corp.*	124,017
528	Pivotal Investment Corp. III*	5,188
1,000	RXR Acquisition Corp.*	9,845
45,930	TLG Acquisition One Corp.*	450,803
25,390	TradeUP Acquisition Corp.*	255,804
	TOTAL UNIT TRUST FUNDS
	(Cost $ 4,873,494)	4,876,291
	SHORT-TERM INVESTMENTS — 1.6%
260,290	UMB Bank Demand Deposit, 0.01%2	260,290
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 260,290)	260,290
	TOTAL INVESTMENTS — 97.6%
	(Cost $15,711,025)	15,566,591
	Other Assets in Excess of Liabilities — 2.4%	387,955
	TOTAL NET ASSETS — 100.0%	$15,954,546

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
*	Non-income producing security.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2022	(Depreciation)
(2)	E-mini Dow ($5)	June 2022	$(339,540)	$(346,180)	$(6,640)
(1)	E-mini S&P 500	June 2022	(217,478)	(226,538)	(9,060)
(4)	E-mini Russell 1000	June 2022	(318,640)	(326,260)	(7,620)
(3)	E-mini Russell 2000	June 2022	(304,193)	(309,961)	(5,768)
(10)	U.S. 5 Year Treasury Note	June 2022	(1,175,937)	(1,146,874)	29,063
(6)	U.S. 10 Year Treasury Note	June 2022	(758,297)	(737,250)	21,047
(2)	U.S. Treasury Long Bond	June 2022	(308,172)	(300,125)	8,047
TOTAL FUTURES CONTRACTS			$(3,422,257)	$(3,393,188)	$29,069